Net financial loss (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of net financial loss
Net financial loss can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2019	2020	2021
Interests and gains on financial assets	1,620	564	327
Unrealized gains on financials assets	4,063	313	1,177
Foreign exchange gains	5,568	3,978	4,839
Other financial income	18	—	—
Financial income	11,269	4,855	6,344
Foreign exchange losses	(4,772)	(5,557)	(3,591)
Unrealized losses on financial assets	—	(865)	(95)
Interest on financial liabilities	(204)	(341)	(312)
Other financial expenses	(1)	—	—
Financial expenses	(4,976)	(6,763)	(3,997)
Net financial income (loss)	6,293	(1,908)	2,347